Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

ASC 820 “Fair Value Measurements,” defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data; and

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The following table presents information about the Company’s liability that is measured at fair value on a recurring basis as of September 30, 2015 and December 31, 2014 and indicates the fair value hierarchy of the valuation:

	Level 1	Level 2	Level 3	Total
As of December 31, 2014 Warrant liability	$—	$—	$601,889	$601,889

As of September 30, 2015 Warrant liability	$—	$—	$—	$—

The change in the estimated fair value of the warrant liability is summarized below:

	Beginning Value of Level 3 Liability	Issuance of Common Warrants	Change in Fair Value of Level 3 Liability	Conversion into Additional Paid-in Capital	Ending Fair Value of Level 3 Liability
For the nine months ended September 30, 2015	$601,889	$47,479	$501,617	(1,150,985)	$—

The change in the fair value of the level 3 warrant liability is reflected in the statement of operations and comprehensive loss for the nine months ended September 30, 2015.  The liability was converted into additional paid-in capital upon the Company’s initial public offering.

There were no other assets or liabilities measured at fair value on a recurring basis at September 30, 2015.

3. Fair Value Measurements

        ASC 820 "Fair Value Measurements," defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;
•

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data; and

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

        The following table presents information about the Company's liability that is measured at fair value on a recurring basis as of December 31, 2014 and indicates the fair value hierarchy of the valuation:

        As of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$601,889	$601,889

        The change in the estimated fair value of the warrant liability is summarized below:

	Beginning Value of Level 3 Liability	Issuance of Common Warrants	Change in Fair Value of Level 3 Liability	Ending Fair Value of Level 3 Liability
For the year ended December 31, 2014	$—	$653,312	$51,423	$601,889

        The change in the fair value of the level 3 warrant liability is reflected in the statement of comprehensive loss for the year ended December 31, 2014.

        There were no assets or liabilities measured at fair value on a recurring basis at December 31, 2013.